Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail) - Preferred Stock Warrant Liability [Member]	Jun. 30, 2021 yr shares	Dec. 31, 2020 yr shares	Dec. 31, 2019 yr shares
Series C Convertible Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | shares	0.80	0.70	0.72
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		96.3	86.0
Expected volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	97.6
Expected volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	96.4
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0.7	1.9
Risk-free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	1.5
Risk-free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	1.2
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		7.7	8.7
Expected term (in years) | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	9.7
Expected term (in years) | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	7.2